Consolidated statements of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Income tax relating to cash flow hedges	$ 29	$ 29	$ 8	$ (26)
Income tax relating to actuarial gains (losses) of defined benefit plans	51	(95)	98	(330)
Income tax relating to publicly-traded and privately-held investments		(14)	(3)	(14)
Income tax relating to changes in fair value of financial liability attributable to change in credit risk of liability included in other comprehensive income	$ 8	$ (7)	$ 6	$ (4)